Fair Value Measurements - Summary Of Key Inputs Into The Binomial Lattice Simulation Model For The Private Placement Warrants And Public Warrants (Details)	Dec. 31, 2020 yr	Nov. 23, 2020 yr
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement Input	0.4	0.4
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement Input	5	5
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement Input	16	12.0
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement Input	11.50	11.50
Fair value of Units
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, Measurement Input	10.12	9.81